Description of business - Summary of Percentage of Revenues (Details) - Customer Concentration Risk	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Revenue Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration risk, percentage	51.00%	55.40%	50.60%	55.30%
Revenue Concentration | Google
Revenue, Major Customer [Line Items]
Concentration risk, percentage	16.10%	18.90%	16.10%	18.80%
Revenue Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration risk, percentage	14.50%	16.90%	14.60%	17.70%
Accounts Receivable Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration risk, percentage			57.80%		59.30%
Accounts Receivable Concentration | Xsolla
Revenue, Major Customer [Line Items]
Concentration risk, percentage			11.90%		11.30%
Accounts Receivable Concentration | Google
Revenue, Major Customer [Line Items]
Concentration risk, percentage			9.50%		10.30%
Accounts Receivable Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration risk, percentage			8.40%		9.90%